Deferred Compensation	12 Months Ended
Dec. 31, 2023
Deferred Compensation [Abstract]
DEFERRED COMPENSATION

7. DEFERRED COMPENSATION

In 2020, the Company received consulting services from Biointelect Pty Ltd. of Australia (“Biointelect”) with a value of $100,000, which was payable contingent upon a future capital raise and was non-interest bearing. On May 5, 2022, the Company agreed to modify their contract with Biointelect. Previously, Biointelect potentially could earn $60,000 in deferred cash compensation and $400,000 in warrants in connection with a fundraise and other services provided. As the Company considered this compensation unlikely, it agreed to restructure by increasing the cash component to $100,000, tying $155,000 in equity compensation to an IPO or future qualifying transaction while leaving $245,000 in equity compensation with the original triggering events. As a result of the completion of the IPO and as required under the terms of the agreement with BioIntelect, the Company issued 29,245 shares of common stock to BioIntelect as deferred equity compensation and remitted payment in cash of $100,000 in full satisfaction of its obligations with respect to the services provided.

Also in 2020, the Company entered into an agreement with Latham Biopharma for contingent compensation. On June 17, 2022 the Company and Latham Biopharma agreed to convert the $57,198 of deferred compensation that was earned and due and $12,500 of accrued expenses into a 100% contingent deferred compensation amount of $38,900 in cash and $60,000 in common shares of the Company if, within five years after 2022 the Company nets at least $10,000,000 in an IPO or any private financing that secures the retirement and/or conversion to equity of all secured debt excluding the loans advanced by the Small Business Administration. Then before the year ended December 31, 2022, the Company and Latham Biopharma initiated an agreement that converted the entire deferred compensation into 65,000 shares valued at $5 per share. As of December 31, 2022, the Company recognized a contingent liability related to the subsequent agreement of $325,000. On January 26, 2023, the Company issued 65,000 shares to Latham Biopharma in full satisfaction of its obligations with respect to the services provided.

In March 2023, the Company signed an investment relations consulting agreement with Red Chip. This agreement obligated the Company to issue Red Chip $40,000 of Rule 144 stock, based on the 30-day average of the publicly traded common shares after the IPO. All shares were deemed earned immediately upon signing, acceptance, and execution of the agreement. On December 28, 2023, the Company issued 10,554 shares to Red Chip in full satisfaction of its obligations with respect to the services provided.